Retirement Benefits (Change in Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
U.S. [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of year	$ 2,613.6	$ 2,746.2
Actual return on plan assets	275.2	(14.0)
Company contributions	13.9	63.1
Participant contributions	0.0	0.0
Benefits paid	(197.4)	(181.8)
Settlements	0.0	0.0
Currency translation/other	0.0	0.1
Fair Value at End of Year	2,705.3	2,613.6
Funded Status at End of Year	(772.4)	(526.3)
International [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of year	1,302.8	1,368.4
Actual return on plan assets	273.2	25.9
Company contributions	65.4	74.4
Participant contributions	1.6	2.1
Benefits paid	(46.6)	(50.3)
Settlements	(3.4)	(8.6)
Currency translation/other	(181.9)	(109.1)
Fair Value at End of Year	1,411.1	1,302.8
Funded Status at End of Year	$ (438.5)	$ (345.1)